S000022497 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	187 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Emerging Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.60%	3.27%	4.57%
S&P Emerging Markets Infrastructure Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.11%)	(4.70%)	(1.29%)
iShares Emerging Markets Infrastructure ETF
Prospectus [Line Items]
Average Annual Return, Percent		0.23%	(4.87%)	(1.51%)
Performance Inception Date					Jun. 16, 2009
iShares Emerging Markets Infrastructure ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.71%)	(5.67%)	(2.21%)
iShares Emerging Markets Infrastructure ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.77%	(3.70%)	(1.14%)

[1]	The Fund has added this broad-based index in response to new regulatory requirements.